Changes in The Scope Of Consolidation Due to Acquisition A Divestments - Summary of Purchase Price Allocation (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Aug. 25, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [Line Items]
Goodwill	€ 40,264		€ 40,287	€ 39,557
Protein Sciences [Member]
Disclosure of detailed information about business combination [Line Items]
Other intangible assets		€ 776
Inventories		4
Other assets and liabilities		(15)
Net deferred tax position		(259)
Net assets at acquisition date		506
Goodwill		125
Purchase price		€ 631